Ivy Funds

Supplement dated November 21, 2013 to the

Ivy Funds Statement of Additional Information

dated July 31, 2013

and as supplemented October 3, 2013

All references and information related to Bryan Krug are deleted in their entirety.

The following is added to the “Portfolio Managers — Portfolio Managers employed by IICO” section that begins on page 102:

The following table provides information relating to William Nelson as of October 31, 2013:

William Nelson — Ivy High Income Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$2,821.2	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Nelson assumed investment management responsibilities for Ivy High Income Fund effective November 21, 2013.
**	This data does not include Ivy High Income Fund, since Mr. Nelson was not the portfolio manager of Ivy High Income Fund on October 31, 2013.

The following is added to the two charts in the “Portfolio Managers – Portfolio Managers employed by IICO – Ownership of Securities” section on pages 108 and 109, respectively:

Ownership of Securities

As of October 31, 2013, the dollar range of shares beneficially owned by the portfolio manager is:

	Fund(s) Managed in the Ivy Family of Funds		Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in the Fund Complex
William Nelson	Ivy High Income	[1]	$0	$0	$500,001 to $1,000,000
[1]	Mr. Nelson assumed investment management responsibilities for Ivy High Income Fund effective November 21, 2013.

With limited exceptions, a portion of the portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of October 31, 2013, the dollar range of shares deemed owned by the portfolio manager is:

	Fund(s) Managed in the Ivy Family of Funds		Dollar Range of Fund Shares Deemed Owned in Fund(s) or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
William Nelson	Ivy High Income	[2]	$100,001 to $500,000	$100,001 to $500,000
[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.
[2]	Mr. Nelson assumed investment management responsibilities for Ivy High Income Fund effective November 21, 2013.

Supplement	Statement of Additional Information	1